Interests in associates and joint ventures - Share of profit (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of associates [line items]
Share of profit in associates and joint ventures	[1],[2]	$ 1,583	$ 1,449
Bank of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures		1,317	1,344
Saudi Awwal Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures		272	117
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures		$ (6)	$ (12)

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.